Basis of Presentation - Debt Issuance Costs (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred charges, net	$ 19,748	$ 25,007	$ 23,972
Long-term Debt	502,777	434,120
Deferred debt issuance costs	(8,960)	(6,645)
Long-term Debt	$ 571,517
Amount as previously presented, before adoption of ASU 2015-03
Deferred charges, net		31,652
Long-term Debt		440,765
Amount as restated, after adoption of ASU 2015-03
Deferred charges, net		25,007
Long-term Debt		434,120
Long-term Debt
Deferred debt issuance costs		(6,645)
Deferred charges, net
Deferred debt issuance costs		$ (6,645)